FEDERATED CORE TRUST

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

October 26, 2017

Jay Williamson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:     FEDERATED CORE TRUST (the “Trust”)

Federated Bank Loan Core Fund (the “Fund”)

1940 Act File No. 811-8519

Dear Mr. Williamson:

Pursuant to the Investment Company Act of 1940 and Rule 8(b)-16 thereunder, Amendment No. 63 to the Registration Statement of the above referenced Trust, with respect to the Fund, is hereby electronically transmitted.

Beneficial interests in the series of the Trust are not registered under the Securities Act of 1933 (the “1933 Act”) and are issued in reliance on Section 4(a)(2) of the 1933 Act and Regulation D (including, without limitation, Rule 506(c)) thereunder. Investments in the Trust’s series may only be made by investment companies, insurance company accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act.

This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

In addition, the Registrant responds to your comments provided on October 13, 2016 with respect to the Fund’s August 2016 annual update.

COMMENT 1. In relation to your response to prior Comment 2, please tell us what types of derivative investments are counted toward compliance with the Fund’s names rule policy. Explain why derivatives are equivalent to a loan and disclose how the derivative is valued for purposes of compliance. In this respect, please note the Staff’s position that marked to market value should be used.

RESPONSE: As stated in its Principal Investment Strategy, “under normal market conditions, the Fund will pursue its investment objective primarily by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products such as the Loan Credit Default Swap Index.”

As disclosed in the Fund’s registration statement, the Fund may invest in derivatives, including, among others, future contracts, option contracts and swap contracts.

To the extent that the Fund may invest in “loan-related derivatives,” this may include, for example, a loan credit default swap.  A “loan index product” is a derivative with reference to a basket of loan credit default swaps which trades loosely (with considerable basis risk) with the loan market.  Both types of derivatives are counted toward the Fund’s 80% policy.

The Registrant also confirms that the market value of the Registrant’s investments in derivative instruments will be used in calculating compliance with the Registrant’s 80% policy.

COMMENT 2. In relation to your response to prior Comment 3, we note your response and re-issue the comment with additional guidance. Our prior comment focused on the relationship between loan-related derivatives under the names rule policy.

RESPONSE: Please see the Registrant’s response to Comment 1, above.

The Fund respectfully notes that, in response to prior Staff comments, it had previously modified its strategy disclosure to include the following changes (additions underlined):

“The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. The types of derivatives that the Fund may use include, among others, futures contracts, options and swaps. The types of hybrid instruments that the Fund may use include, among others, notes linked to underlying securities or indices, such as credit linked notes. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s), or to obtain premiums, realize gains or hedge against potential losses. Additionally, by way of example, the Fund may use derivative contracts in an attempt to:

•	Increase or decrease the effective duration of the Fund portfolio;
•	Seek to benefit from anticipated changes in the volatility of designated assets or instruments, such as indices, currencies and interest rates (Volatility is a measure of the frequency and level of changes in the value of an asset or instrument without regard to the direction of such changes.);
•	Obtain premiums from the sale of derivative contracts;
•	Realize gains from trading a derivative contract; or
•	Hedge against potential losses.”

In addition, the Fund confirms that, although Rule 35d-1 under the Investment Company Act of 1940, as amended, requires that the Fund’s 80% investment requirement be based on an investment company’s net assets plus any borrowings for investment purposes, the Fund does not intend to borrow for investment purposes. Accordingly, borrowing is not a principal investment strategy of the Fund and the Registrant respectfully submits that no additional disclosure in this regard is necessary. That said, in response to the staff’s comment, the Registrant previously added the requested parenthetical disclosure.

If you have any questions, please do not hesitate to contact me at (724) 720-8840.

Very truly yours,

Leslie C. Petrone

/s/ Leslie C. Petrone

Senior Manager